UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 — March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2012

	Shares	Value
Curian Guidance - Maximize Income Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (0.4%) (b)	4	$40
Curian/PIMCO Credit Income Fund (1.5%) (b)	5	53
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	1	7
JNL/Invesco Global Real Estate Fund (0.0%) (b)	1	13
JNL/PPM America Floating Rate Income Fund (0.0%) (b)	1	7
JNL/PPM America High Yield Bond Fund (0.0%) (b)	2	13

Total Investment Companies (cost $133)		133
Total Investments - 100% (cost $133)		133
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100%		$133

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Balanced Income Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.4%) (b)	15	147
Curian/Epoch Global Shareholder Yield Fund (2.3%) (b)	12	123
Curian/FAMCO Flex Core Covered Call Fund (0.9%) (b)	5	49
Curian/PIMCO Credit Income Fund (1.3%) (b)	5	49
Curian/The Boston Company Equity Income Fund (0.9%) (b)	5	49
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	1	15
JNL/Invesco Global Real Estate Fund (0.0%) (b)	3	29
JNL/PPM America Floating Rate Income Fund (0.0%) (b)	1	15
JNL/PPM America High Yield Bond Fund (0.0%) (b)	2	15

Total Investment Companies (cost $490)		491
Total Investments - 100.0% (cost $490)		491
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$491

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Rising Income Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.1%) (b)	11	$115
Curian/Epoch Global Shareholder Yield Fund (2.5%) (b)	13	136
Curian/FAMCO Flex Core Covered Call Fund (1.1%) (b)	6	58
Curian/The Boston Company Equity Income Fund (1.1%) (b)	6	59
JNL/Invesco Global Real Estate Fund (0.0%) (b)	2	19

Total Investment Companies (cost $385)		387
Total Investments - 100.0% (cost $385)		387
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$387

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Moderate Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (0.9%) (b)	9	91
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (b)	1	12
Curian/PineBride Merger Arbitrage Fund (0.2%) (b)	1	12
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	1	12
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	3	24
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	1	12
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	1	12
JNL/Franklin Templeton International Small Cap Fund (0.0%) (b)	2	12
JNL/Franklin Templeton Global Multisector Bond Fund (0.0%) (b)	9	98
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	1	12
JNL/Invesco Global Real Estate Fund (0.0%) (b)	4	31
JNL/Invesco International Growth Fund (0.0%) (b)	6	62
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	1	12
JNL/JPMorgan Mid Cap Growth Fund (0.0%) (b)	1	13
JNL/Lazard Emerging Markets Fund (0.0%) (b)	2	25
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	2	24
JNL/PIMCO Real Return Fund (0.0%) (b)	1	12
JNL/PPM America Floating Rate Income Fund (0.0%) (b)	1	12
JNL/PPM America Mid Cap Value Fund (0.0%) (b)	1	12

See accompanying Notes to the Schedules of Investments.

	Shares	Value
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	1	12
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	2	50
JNL/T. Rowe Price Value Fund (0.0%) (b)	4	49

Total Investment Companies (cost $611)		611
Total Investments - 100.0% (cost $611)		611
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$611

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Maximum Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (0.4%) (b)	4	$41
Curian/Franklin Templeton Natural Resources Fund (0.0%) (b)	—	4
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	—	4
Curian/PineBride Merger Arbitrage Fund (0.1%) (b)	—	4
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	1	6
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	1	8
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	1	6
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	—	4
JNL/Franklin Templeton International Small Cap Fund (0.0%) (b)	1	6
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	—	4
JNL/Invesco Global Real Estate Fund (0.0%) (b)	1	10
JNL/Invesco International Growth Fund (0.0%) (b)	2	25
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	—	4
JNL/JPMorgan Mid Cap Growth Fund (0.0%) (b)	—	8
JNL/Lazard Emerging Markets Fund (0.0%) (b)	1	10
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	1	8
JNL/PPM America Mid Cap Value Fund (0.0%) (b)	1	8
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	1	6
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	1	19
JNL/T. Rowe Price Value Fund (0.0%) (b)	2	19

Total Investment Companies (cost $203)		204
Total Investments - 100.0% (cost $203)		204
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$204

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Tactical Moderate Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.2%) (b)	13	$126
Curian/Franklin Templeton Natural Resources Fund (0.1%) (b)	1	12
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (b)	1	13
Curian/PineBride Merger Arbitrage Fund (0.2%) (b)	1	13
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.2%) (b)	2	19
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	3	31
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	1	12
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	1	13
JNL/Invesco Global Real Estate Fund (0.0%) (b)	4	32
JNL/Mellon Capital Management Bond Index Fund (0.0%) (b)	7	79
JNL/Mellon Capital Management Emerging Markets Index Fund (0.0%) (b)	4	36
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	3	31
JNL/Mellon Capital Management International Index (0.0%) (b)	4	47
JNL/Mellon Capital Management S&P 400 MidCap Index (0.0%) (b)	3	48
JNL/Mellon Capital Management S&P 500 Index Fund (0.0%) (b)	5	60
JNL/Mellon Capital Management Small Cap Index Fund (0.0%) (b)	4	46
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	1	13

Total Investment Companies (cost $631)		631
Total Investments - 100.0% (cost $631)		631
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$631

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Curian Guidance - Tactical Maximum Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (0.3%) (b)	3	$31
Curian/Franklin Templeton Natural Resources Fund (0.0%) (b)	—	3
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	—	3
Curian/PineBride Merger Arbitrage Fund (0.1%) (b)	—	3
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.0%) (b)	1	5
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	1	6
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	—	5
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	—	3
JNL/Invesco Global Real Estate Fund (0.0%) (b)	1	8
JNL/Ivy Asset Strategy Fund (0.0%) (b)	7	79
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	1	6
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	1	5

Total Investment Companies (cost $156)		157
Total Investments - 100.0% (cost $156)		157
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$157

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 65 Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (0.3%) (b)	3	$33
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (b)	3	34
Curian/PineBride Merger Arbitrage Fund (0.7%) (b)	3	34
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.8%) (b)	8	79
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	14	134
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	6	65
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	3	34
JNL/Franklin Templeton International Small Cap Fund (0.0%) (b)	1	11
JNL/Franklin Templeton Global Multisector Bond Fund (0.0%) (b)	8	90
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	2	22
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	3	34
JNL/Invesco Global Real Estate Fund (0.0%) (b)	7	56
JNL/Invesco International Growth Fund (0.0%) (b)	7	68
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	2	23
JNL/Lazard Emerging Markets Fund (0.0%) (b)	2	22
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	13	134
JNL/PIMCO Real Return Fund (0.0%) (b)	2	23
JNL/PPM America Floating Rate Income Fund (0.0%) (b)	2	23
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	11	90
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	2	57
JNL/T. Rowe Price Value Fund (0.0%) (b)	5	56

Total Investment Companies (cost $1,128)		1,122
Total Investments - 100.0% (cost $1,128)		1,122
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$1,122

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 100 Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (0.5%) (b)	6	$51
Curian/Nicholas Convertible Arbitrage Fund (1.0%) (b)	5	52
Curian/PineBride Merger Arbitrage Fund (1.0%) (b)	5	53
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.8%) (b)	9	88
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	16	148
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	8	78
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	5	53
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	3	44
JNL/Invesco Global Real Estate Fund (0.0%) (b)	7	62
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	14	148
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	11	97

Total Investment Companies (cost $877)		874
Total Investments - 100.0% (cost $877)		874
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$874

See accompanying Notes to the Schedules of Investments.

(a)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)	Investment in affiliate.

	Shares	Value
Curian Tactical Advantage 35 Fund

INVESTMENT COMPANIES - 100.2%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	—	$38
iShares Barclays Capital Intermediate Credit Bond Fund	1	76
iShares Barclays Capital MBS Bond Fund	1	127
iShares Barclays Capital 7-10 Year Treasury Bond Fund	—	30
iShares MSCI EMU Index Fund	1	30
iShares MSCI Japan Index Fund	—	4
iShares MSCI Pacific ex-Japan Index Fund	—	3
iShares MSCI United Kingdom Index Fund	2	27
iShares Russell 1000 Growth Fund	2	106
iShares Russell 1000 Value Index Fund	1	57
iShares Russell 2000 Growth Index Fund	—	26
iShares Russell 2000 Value Index Fund	—	14
PIMCO 1-5 Year U.S. TIPS Index Fund	—	18
PowerShares Emerging Markets Sovereign Debt Portfolio	1	31
Vanguard Emerging Markets Vipers	1	40
Vanguard Intermediate-Term Corporate Bond ETF	—	40
Vanguard Total Bond Market ETF	2	192

Total Investment Companies (cost $853)		859

SHORT TERM INVESTMENTS - 2.6%

Investment Company - 2.6%
JNL Money Market Fund, 0.05% (a) (b)	22	22

Total Short Term Investments (cost $22)		22
Total Investments - 102.8% (cost $875)		881
Other Assets and Liabilities, Net - (2.8%)		(24)
Total Net Assets - 100.0%		$857

(a)           Investment in affiliate.

(b)           Yield changes daily to reflect current market conditions.  Rate was quoted yield as of March 31, 2012.

Curian Tactical Advantage 60 Fund

INVESTMENT COMPANIES - 98.7%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	—	$32
iShares Barclays Capital Intermediate Credit Bond Fund	1	62
iShares Barclays Capital MBS Bond Fund	1	104
iShares Barclays Capital 7-10 Year Treasury Bond Fund	—	25
iShares MSCI EMU Index Fund	2	68
iShares MSCI Japan Index Fund	1	8
iShares MSCI Pacific ex-Japan Index Fund	—	6
iShares MSCI United Kingdom Index Fund	3	60
iShares Russell 1000 Growth Fund	4	240
iShares Russell 1000 Value Index Fund	2	128
iShares Russell 2000 Growth Index Fund	1	60
iShares Russell 2000 Value Index Fund	—	32
PIMCO 1-5 Year U.S. TIPS Index Fund	—	13
PowerShares Emerging Markets Sovereign Debt Portfolio	1	27
Vanguard Emerging Markets Vipers	2	89
Vanguard Intermediate-Term Corporate Bond ETF	—	33
Vanguard Total Bond Market ETF	2	152

Total Investment Companies (cost $1,127)		1,139

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 2.4%
JNL Money Market Fund, 0.05% (a) (b)	28	28

Total Short Term Investments (cost $28)		28
Total Investments - 101.1% (cost $1,155)		1,167
Other Assets and Liabilities, Net - (1.1%)		(13)
Total Net Assets - 100.0%		$1,154

(a)          Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was quoted yield as of March 31, 2012.

Curian Tactical Advantage 75 Fund

INVESTMENT COMPANIES - 99.0%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	—	$14
iShares Barclays Capital Intermediate Credit Bond Fund	—	28
iShares Barclays Capital MBS Bond Fund	—	47
iShares Barclays Capital 7-10 Year Treasury Bond Fund	—	12
iShares MSCI EMU Index Fund	2	62
iShares MSCI Japan Index Fund	1	8
iShares MSCI Pacific ex-Japan Index Fund	—	6
iShares MSCI United Kingdom Index Fund	3	54
iShares Russell 1000 Growth Fund	3	218
iShares Russell 1000 Value Index Fund	2	117
iShares Russell 2000 Growth Index Fund	1	54
iShares Russell 2000 Value Index Fund	—	30
PIMCO 1-5 Year U.S. TIPS Index Fund	—	6
PowerShares Emerging Markets Sovereign Debt Portfolio	—	11
Vanguard Emerging Markets Vipers	2	81
Vanguard Intermediate-Term Corporate Bond ETF	—	15
Vanguard Total Bond Market ETF	1	70

Total Investment Companies (cost $818)		833

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 2.5%
JNL Money Market Fund, 0.05% (a) (b)	21	21

Total Short Term Investments (cost $21)		21
Total Investments - 101.5% (cost $839)		854
Other Assets and Liabilities, Net - (1.5%)		(12)
Total Net Assets - 100.0%		$842

(a)          Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

See accompanying Notes to the Schedules of Investments.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Diversified Fund

INVESTMENT COMPANIES - 9.1%
iShares JPMorgan USD Emerging Markets Bond Fund	2	$178
iShares Barclays Capital 1-3 Year Treasury Bond Fund	—	7
iShares Barclays Capital Aggregate Bond Fund	1	134
iShares MSCI ACWI Index Fund	1	62
iShares MSCI Canada Index Fund	1	39
iShares MSCI EAFE Index Fund	1	77
JPMorgan Alerian MLP Index ETN	4	139
SPDR Barclays Capital High Yield Bond ETF	4	141
SPDR Trust - Series 1	—	31
Vanguard REIT ETF	3	174

Total Investment Companies (cost $978)		982

SHORT TERM INVESTMENTS - 91.9%

Federal Home Loan Bank - 9.2%
Federal Home Loan Bank, 0.08%, 04/27/12 (a)	$1,000	1,000
Federal Home Loan Mortgage Corp. - 13.9%
Federal Home Loan Mortgage Corp., 0.09%, 05/07/12 (a)	1,500	1,500
Federal National Mortgage Association - 13.9%
Federal National Mortgage Association, 0.09%, 05/02/12 (a)	1,500	1,500
Investment Company - 21.9%
JNL Money Market Fund, 0.05% (b) (d)	2,361	2,361
Treasury Securities - 33.0%
U.S. Treasury Bill
0.02%, 05/24/12 (c)	$60	60
0.05%, 06/14/12	3,500	3,500
		3,560
Total Short Term Investments (cost $9,921)		9,921
Total Investments - 101.0% (cost $10,899)		10,903
Other Assets and Liabilities, Net - (1.0%)		(110)
Total Net Assets - 100.0%		$10,793

†                            Par amounts are listed in USD unless otherwise noted.

(a)                    This security is a direct debt of the agency and not collateralized by mortgages.

(b)                   Investment in affiliate.

(c)                    All or a portion of the security is pledged as collateral for futures or segregated as collateral for swap agreements.

(d)                   Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

See accompanying Notes to the Schedules of Investments.

Curian Dynamic Risk Advantage — Diversified Fund

Notes to Schedules of Investments

Schedule of Open Futures Contracts (in thousands, except contracts)

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	June 2012	3	$2
MSCI Mini Emerging Markets Index Future	June 2012	2	(2)
S&P 500 E-Mini Index Future	June 2012	6	11
U.S. Treasury Note Future, 2-Year	June 2012	19	(2)
			$9

Schedule of Open Forward Foreign Currency Contracts (in thousands)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

AUD/USD	06/20/2012	MSC	AUD	107	$110	$(2)
AUD/USD	06/20/2012	CSI	AUD	52	53	(1)
AUD/USD	06/20/2012	BOA	AUD	77	80	(1)
AUD/USD	06/20/2012	CCI	AUD	22	22	—
AUD/USD	06/20/2012	BCL	AUD	136	140	(2)
CAD/USD	06/20/2012	DUB	CAD	56	56	—
CAD/USD	06/20/2012	CCI	CAD	54	54	—
CAD/USD	06/20/2012	CCI	CAD	124	124	(1)
CAD/USD	06/20/2012	DUB	CAD	8	8	—
CAD/USD	06/20/2012	CCI	CAD	3	3	—
CAD/USD	06/20/2012	CCI	CAD	8	8	—
CAD/USD	06/20/2012	CSI	CAD	17	17	—
CAD/USD	06/20/2012	CCI	CAD	11	11	—
CAD/USD	06/20/2012	RBS	CAD	1	1	—
CAD/USD	06/20/2012	DUB	CAD	3	3	—
CAD/USD	06/20/2012	BCL	CAD	5	5	—
EUR/USD	06/20/2012	CCI	EUR	4	5	—
EUR/USD	06/20/2012	DUB	EUR	12	16	—
EUR/USD	06/20/2012	CCI	EUR	12	16	—
EUR/USD	06/20/2012	CSI	EUR	46	62	1
EUR/USD	06/20/2012	CCI	EUR	31	41	—
EUR/USD	06/20/2012	RBS	EUR	8	11	—
EUR/USD	06/20/2012	BOA	EUR	17	22	—
EUR/USD	06/20/2012	RBS	EUR	5	6	—
EUR/USD	06/20/2012	DUB	EUR	16	22	—
EUR/USD	06/20/2012	BCL	EUR	27	36	1
JPY/USD	06/20/2012	BCL	JPY	10,301	125	—
JPY/USD	06/20/2012	BOA	JPY	5,715	69	(1)
JPY/USD	06/20/2012	DUB	JPY	3,782	46	—
JPY/USD	06/20/2012	SCB	JPY	4,687	57	—
JPY/USD	06/20/2012	UBS	JPY	1,565	19	—
JPY/USD	06/20/2012	CCI	JPY	1,060	13	—
NOK/USD	06/20/2012	SCB	NOK	186	33	—
NOK/USD	06/20/2012	UBS	NOK	156	27	—
NOK/USD	06/20/2012	UBS	NOK	46	8	—
NOK/USD	06/20/2012	BCL	NOK	138	24	—
NZD/USD	06/20/2012	CCI	NZD	3	3	—
NZD/USD	06/20/2012	DUB	NZD	10	8	—
NZD/USD	06/20/2012	CCI	NZD	10	8	—
NZD/USD	06/20/2012	CSI	NZD	11	9	—
NZD/USD	06/20/2012	CCI	NZD	7	6	—
SEK/USD	06/20/2012	UBS	SEK	95	14	1
SEK/USD	06/20/2012	CCI	SEK	121	18	1
SEK/USD	06/20/2012	DUB	SEK	121	18	1
SEK/USD	06/20/2012	CCI	SEK	41	6	—
SEK/USD	06/20/2012	CCI	SEK	68	10	—
SEK/USD	06/20/2012	CSI	SEK	103	16	—
SEK/USD	06/20/2012	BCL	SEK	95	14	—
SEK/USD	06/20/2012	CCI	SEK	131	20	—
SEK/USD	06/20/2012	DUB	SEK	62	9	—
SEK/USD	06/20/2012	BCL	SEK	188	28	—
SEK/USD	06/20/2012	MSC	SEK	59	9	—
					$1,549	$(3)

Schedule of Total Return Swap Agreements (in thousands)

Over-the-Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JPM	iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.45%	12/14/2012	$765	$(5)
MSC	iShares Barclays Aggregate Bond Fund	Federal Funds Effective Rate + 0.50%	12/14/2012	741	4
MSC	Vanguard REIT ETF	Federal Funds Effective Rate - 0.25%	12/14/2012	746	16
MSC	JPMorgan Alerian MLP Index ETN	Federal Funds Effective Rate - 0.45%	12/14/2012	736	(8)
MSC	SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.50%	12/14/2012	752	(5)
					$2

(1) Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to the Schedules of Investments.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Aggressive Fund

INVESTMENT COMPANIES - 6.7%
iPath S&P 500 Dynamic VIX ETN	4	$204
iPath S&P 500 VIX Mid-Term Futures ETN	2	93
iShares Barclays Capital 1-3 Year Treasury Bond Fund	2	162
iShares MSCI EAFE Index Fund	1	55
iShares Russell 2000 Index Fund	—	10
Vanguard Emerging Markets Vipers	1	38
VelocityShares Daily Inverse VIX Short Term ETN	11	130

Total Investment Companies (cost $671)		692

SHORT TERM INVESTMENTS - 93.7%

Federal Home Loan Bank - 9.6%
Federal Home Loan Bank, 0.08%, 04/27/12 (a)	1,000	1,000
Federal Home Loan Mortgage Corp. - 14.4%
Federal Home Loan Mortgage Corp., 0.09%, 05/07/12 (a)	1,500	1,500
Federal National Mortgage Association - 14.5%
Federal National Mortgage Association, 0.09%, 05/02/12 (a)	1,500	1,500
Investment Company - 19.3%
JNL Money Market Fund, 0.05% (b) (d)	2,009	2,009
Treasury Securities - 35.9%
U.S. Treasury Bill
0.02%, 05/24/12 (c)	$230	230
0.05%, 06/14/12	3,500	3,499
		3,729

Total Short Term Investments (cost $9,738)		9,738

Total Investments - 100.4% (cost $10,409)		10,430
Other Assets and Liabilities, Net - (0.4%)		(40)
Total Net Assets - 100.0%		$10,390

†	Par amounts are listed in USD unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Investment in affiliate.
(c)	All or a portion of the security is pledged as collateral for futures or segregated as collateral for swap agreements.
(d)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

See accompanying Notes to the Schedules of Investments.

Curian Dynamic Risk Advantage — Aggressive Fund

Notes to Schedules of Investments

Schedule of Open Futures Contracts (in thousands, except contracts)

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	June 2012	8	$6
MSCI Mini Emerging Markets Index Future	June 2012	12	(11)
Russell 2000 Mini Index Future	June 2012	8	33
S&P 500 E-Mini Index Future	June 2012	10	20
U.S. Treasury Note Future, 2-Year	June 2012	13	(2)
			$46

Schedule of Open Forward Foreign Currency Contracts (in thousands)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

AUD/USD	06/20/2012	CCI	AUD	8	$9	$—
AUD/USD	06/20/2012	BOA	AUD	31	32	—
AUD/USD	06/20/2012	CSI	AUD	21	21	—
AUD/USD	06/20/2012	BCL	AUD	55	56	(1)
AUD/USD	06/20/2012	MSC	AUD	43	44	(1)
BRL/USD	06/20/2012	MSC	BRL	290	156	(1)
CAD/USD	06/20/2012	CCI	CAD	39	39	—
CAD/USD	06/20/2012	DUB	CAD	40	40	—
CAD/USD	06/20/2012	CCI	CAD	89	89	(1)
CLP/USD	06/20/2012	CCI	CLP	81,492	165	(1)
NOK/USD	06/20/2012	SCB	NOK	336	59	—
NOK/USD	06/20/2012	UBS	NOK	281	49	—
NOK/USD	06/20/2012	UBS	NOK	84	15	—
NOK/USD	06/20/2012	BCL	NOK	249	44	—
NZD/USD	06/20/2012	UBS	NZD	203	165	—
RUB/USD	06/20/2012	CCI	RUB	5,012	169	1
ZAR/USD	06/20/2012	CCI	ZAR	1,301	168	1
					$1,320	$(3)

Schedule of Total Return Swap Agreements (in thousands)

Over-the-Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor + 0.32%	12/14/2012	$1,279	$(14)
JPM	VelocityShares Inverse VIX Short-Term ETN	1-week Libor – 0.20%	12/14/2012	583	22
MSC	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.50%	12/14/2012	1,182	(5)
					$3

(1) Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Curian Dynamic Risk Advantage - Income Fund
INVESTMENT COMPANIES - 91.6%
iShares Barclays 1-3 Year Treasury Bond Fund	7	$578
iShares Barclays Credit Bond Fund	1	93
iShares JPMorgan USD Emerging Markets Bond Fund	1	95
PowerShares Preferred Portfolio	7	96
SPDR Barclays Capital High Yield Bond ETF	2	95
SPDR Dow Jones Global Real Estate ETF	3	99
SPDR S&P Dividend ETF	2	97
SPDR S&P International Dividend ETF	2	93

Total Investment Companies (cost $1,246)		1,246

SHORT TERM INVESTMENTS - 10.7%
Investment Company - 10.7%
JNL Money Market Fund, 0.05% (a) (b)	146	146

Total Short Term Investments (cost $146)		146
Total Investments - 102.3% (cost $1,392)		1,392
Other Assets and Liabilities, Net - (2.3%)		(31)
Total Net Assets - 100.0%		$1,361

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

Curian/American Funds Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth Fund Class 1	3	$173

Total Investment Companies (cost $168)		173
Total Investments - 100.0% (cost $168)		173
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$173

Curian/Epoch Global Shareholder Yield Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 10.4%
Comcast Corp. - Special Class A	2	$52
Compass Group Plc	4	39
Daimler AG	1	82
Genuine Parts Co.	1	34
Mattel Inc.	2	58
McDonald’s Corp.	—	33
Pearson Plc	5	91
ProSiebenSat.1 Media AG	1	27
Regal Entertainment Group - Class A	4	51
Shaw Communications Inc. - Class B	3	55
Time Warner Inc.	1	39
		561
CONSUMER STAPLES - 18.4%
Altria Group Inc.	3	84
Anheuser-Busch InBev NV	1	89
British American Tobacco Plc	1	46
Coca-Cola Co.	—	31
Coca-Cola Enterprises Inc.	1	29
Diageo Plc - ADR	1	59
HJ Heinz Co.	1	27
Imperial Tobacco Group Plc	3	111
Kimberly-Clark Corp.	1	79
Lorillard Inc.	1	76
Nestle SA	1	88
PepsiCo Inc.	—	25
Philip Morris International Inc.	1	81
Reckitt Benckiser Group Plc	1	40
Reynolds American Inc.	2	70
Unilever Plc	1	27
WM Morrison Supermarkets Plc	6	31
		993
ENERGY - 8.2%
ConocoPhillips	1	55
Diamond Offshore Drilling Inc.	1	42
Enterprise Products Partners LP	1	43
Exxon Mobil Corp.	—	31
Kinder Morgan Energy Partners LP	1	59
MarkWest Energy Partners LP	1	31
Royal Dutch Shell Plc - ADR - Class A	1	76
Spectra Energy Corp.	1	31
Total SA	1	74
		442
FINANCIALS - 4.6%
Arthur J. Gallagher & Co.	2	58
Muenchener Rueckversicherungs AG	—	47
NYSE Euronext	1	42
SCOR SE	2	47
Travelers Cos. Inc.	—	28
Westpac Banking Corp.	1	28
		250
HEALTH CARE - 8.1%
Abbott Laboratories	1	34
AstraZeneca Plc - ADR	1	65
Bayer AG	—	29
Bristol-Myers Squibb Co.	1	39
GlaxoSmithKline Plc	2	48
Johnson & Johnson	1	40
Merck & Co. Inc.	1	39
Novartis AG	1	49
Roche Holding AG	—	50
Sanofi-Aventis SA	1	41
		434
INDUSTRIALS - 10.1%
BAE Systems Plc	11	52
Emerson Electric Co.	1	56
Firstgroup Plc	12	45
Honeywell International Inc.	1	56
Lockheed Martin Corp.	1	70
Meggitt Plc	6	39
Orkla ASA	5	39
Pitney Bowes Inc.	2	38
RR Donnelley & Sons Co.	3	40
Vinci SA	1	66
Waste Management Inc.	1	41
		542
INFORMATION TECHNOLOGY - 5.0%
Automatic Data Processing Inc.	1	31
Diebold Inc.	1	35
Microchip Technology Inc.	1	27
Microsoft Corp.	2	51

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Oracle Corp.	2	50
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5	78
		272
MATERIALS - 2.8%
BASF SE	1	81
EI Du Pont de Nemours & Co.	1	72
		153
TELECOMMUNICATION SERVICES - 15.2%
AT&T Inc.	2	59
BCE Inc.	2	99
CenturyTel Inc.	2	80
China Mobile Ltd. - ADR	1	62
Deutsche Telekom AG	3	34
France Telecom SA	3	50
Mobistar SA	1	28
Philippine Long Distance Telephone Co. - ADR	1	35
Rogers Communications Inc. - Class B	1	46
Swisscom AG	—	72
Telefonica SA	2	29
Verizon Communications Inc.	2	78
Vivendi SA	3	48
Vodafone Group Plc	36	98
		818
UTILITIES - 12.2%
CMS Energy Corp.	2	40
CPFL Energia SA	2	28
Duke Energy Corp.	1	28
Integrys Energy Group Inc.	1	78
National Grid Plc	8	79
NiSource Inc.	1	27
PPL Corp.	1	27
Progress Energy Inc.	1	57
SCANA Corp.	1	32
Southern Co.	1	25
SSE Plc	2	52
TECO Energy Inc.	3	44
Terna Rete Elettrica Nazionale SpA	13	54
United Utilities Group Plc	5	49
Vectren Corp.	1	37
		657

Total Common Stocks (cost $5,024)		5,122

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
MetLife Inc., 6.50%, (callable at 25 beginning 05/07/2012) (a)	1	35

Total Preferred Stocks (cost $35)		35

SHORT TERM INVESTMENTS - 4.9%
Investment Company - 4.9%
JNL Money Market Fund, 0.05% (b) (c)	263	263

Total Short Term Investments (cost $263)		263
Total Investments - 100.6% (cost $5,322)		5,420
Other Assets and Liabilities, Net - (0.6%)		(30)
Total Net Assets - 100.0%		$5,390

(a)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

Curian/FAMCO Flex Core Covered Call Fund
COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 13.5%
Home Depot Inc.	3	$161
McDonald’s Corp.	3	255
Time Warner Inc.	3	121
Whirlpool Corp.	2	177
		714
CONSUMER STAPLES - 19.7%
HJ Heinz Co.	5	263
Kraft Foods Inc. - Class A	5	186
PepsiCo Inc.	2	153
Philip Morris International Inc.	4	319
Wal-Mart Stores Inc.	2	116
		1,037
ENERGY - 9.0%
Apache Corp.	1	100
Chevron Corp.	2	247
ConocoPhillips	2	129
		476
FINANCIALS - 4.5%
BlackRock Inc.	1	143
NYSE Euronext	3	96
		239
HEALTH CARE - 6.2%
Medtronic Inc.	3	102
Pfizer Inc.	10	222
		324
INDUSTRIALS - 15.6%
Caterpillar Inc.	2	202
General Electric Co.	7	130
Union Pacific Corp.	2	172
United Parcel Service Inc. - Class B	2	186
United Technologies Corp.	2	133
		823
INFORMATION TECHNOLOGY - 15.3%
Apple Inc. (a)	—	120
Intel Corp.	8	228
International Business Machines Corp.	1	271
Microsoft Corp.	6	187
		806
MATERIALS - 7.1%
Dow Chemical Co.	3	111
EI Du Pont de Nemours & Co.	3	164
Freeport-McMoRan Copper & Gold Inc.	3	99
		374

See accompanying Notes to the Schedules of Investments.

	Shares	Value
TELECOMMUNICATION SERVICES — 4.8%
AT&T Inc.	5	153
Verizon Communications Inc.	3	99
		252
UTILITIES - 3.6%
Exelon Corp.	3	102
FirstEnergy Corp.	2	87
		189

Total Common Stocks (cost $5,070)		5,234

SHORT TERM INVESTMENTS - 2.8%
Investment Company - 2.8%
JNL Money Market Fund, 0.05% (b) (c)	145	145

Total Short Term Investments (cost $145)		145
Total Investments - 102.1% (cost $5,215)		5,379
Other Assets and Liabilities, Net - (2.1%)		(110)
Total Net Assets - 100.0%		$5,269

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

Curian/FAMCO Flex Core Covered Call Fund

Notes to Schedules of Investments

Schedule of Written Options (in thousands, except contracts)

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apache Corp. Call Option	04/21/2012	105.00	10	$(1)
Apple Inc. Call Option	04/21/2012	535.00	2	(13)
AT&T Inc. Call Option	05/19/2012	31.00	49	(3)
Blackrock Inc. Call Option	04/21/2012	200.00	7	(5)
Caterpillar Inc. Call Option	05/19/2012	120.00	19	(1)
Chevron Corp. Call Option	06/16/2012	110.00	23	(4)
ConocoPhillips Call Option	05/19/2012	75.00	16	(4)
ConocoPhillips Call Option	05/19/2012	80.00	1	—
Dow Chemical Co. Call Option	04/21/2012	34.00	32	(4)
E. I. du Pont de Nemours & Co. Call Option	04/21/2012	55.00	31	(1)
Exelon Corp. Call Option	04/21/2012	41.00	26	—
FirstEnergy Corp. Call Option	04/21/2012	45.00	19	(2)
Freeport-McMoRan Copper & Gold Inc. Call Option	05/19/2012	41.00	26	(2)
General Electric Co. Call Option	04/21/2012	20.00	65	(3)
HJ Heinz Co. Call Option	06/16/2012	55.00	49	(3)
Home Depot Inc. Call Option	05/19/2012	48.00	32	(9)
Intel Corp. Call Option	04/21/2012	28.00	81	(6)
International Business Machines Corp. Call Option	04/21/2012	200.00	13	(13)
McDonald’s Corp. Call Option	06/16/2012	105.00	26	(1)
Medtronic Inc. Call Option	05/19/2012	41.00	26	(1)
Microsoft Corp. Call Option	04/21/2012	32.00	58	(4)
NYSE Euronext Call Option	06/16/2012	30.00	32	(5)
PepsiCo Inc. Call Option	04/21/2012	70.00	23	—
Pfizer Inc. Call Option	04/21/2012	22.00	98	(7)
Philip Morris International Call Option	06/16/2012	87.50	36	(12)
Time Warner Inc. Call Option	05/19/2012	37.00	32	(5)
Union Pacific Corp. Call Option	05/19/2012	120.00	16	(1)
United Parcel Service Inc. - Class B Call Option	04/21/2012	80.00	23	(3)
United Technologies Corp. Call Option	05/19/2012	85.00	16	(2)
Verizon Communications Inc. Call Option	04/21/2012	39.00	26	—

See accompanying Notes to the Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
Wal-Mart Stores Inc. Call Option	06/16/2012	65.00	19	$—
Whirlpool Corp. Call Option	04/21/2012	80.00	23	(2)
			955	$(117)

Summary of Written Options (in thousands, except contracts)

	Contracts	Premiums
Curian/FAMCO Flex Covered Call Fund
Options outstanding at inception	—	$—
Options written during the period	(1,257)	(121)
Options closed during the period	253	31
Options expired during the period	49	1
Options outstanding at March 31, 2012	(955)	$(89)

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Curian/Franklin Templeton Natural Resources Fund
COMMON STOCKS - 94.4%
CONSUMER STAPLES - 0.7%
Bunge Ltd.	1	$72

ENERGY - 72.6%
Alpha Natural Resources Inc. (a)	5	69
Anadarko Petroleum Corp.	4	329
Apache Corp.	2	196
Baker Hughes Inc.	3	120
Bill Barrett Corp. (a)	2	62
BP Plc - ADR	1	65
C&C Energia Ltd. (a)	3	21
C&J Energy Services Inc. (a)	2	39
Cameron International Corp. (a)	3	182
Canadian Natural Resources Ltd.	3	98
Chariot Oil & Gas Ltd (a)	14	45
Chevron Corp.	3	359
Cimarex Energy Co.	1	83
Cobalt International Energy Inc. (a)	3	90
Concho Resources Inc. (a)	1	123
ConocoPhillips	1	84
CVR Energy Inc. (a)	1	36
Devon Energy Corp.	4	288
Dresser-Rand Group Inc. (a)	1	58
Dril-Quip Inc. (a)	1	65
Ensco International Plc - ADR	3	156
Exxon Mobil Corp.	3	221
FMC Technologies Inc. (a)	2	88
Gran Tierra Energy Inc. (a)	11	67
Halliburton Co.	10	322
Helix Energy Solutions Group Inc. (a)	2	27
Hess Corp.	3	180
Hornbeck Offshore Services Inc. (a)	2	88
HRT Participacoes em Petroleo SA (a)	—	17
Key Energy Services Inc. (a)	7	114
Kodiak Oil & Gas Corp. (a)	7	74
Kosmos Energy Ltd. (a)	3	37
Marathon Oil Corp.	3	81
Marathon Petroleum Corp.	2	95
MEG Energy Corp.	1	41
National Oilwell Varco Inc.	2	147
Noble Corp.	2	75
Noble Energy Inc.	2	166
Occidental Petroleum Corp.	4	333
Oceaneering International Inc.	2	97
OGX Petroleo e Gas Participacoes SA (a)	5	41
Oil States International Inc. (a)	1	113
Pan Orient Energy Corp.	6	26
Patterson-UTI Energy Inc.	3	59
Peabody Energy Corp.	4	127
Petroleo Brasileiro SA - ADR	4	102
Petroleum Development Corp. (a)	2	87
PHI Inc. (a)	1	27
Pioneer Drilling Co. (a)	6	50
QEP Resources Inc.	3	95
Rowan Cos. Inc. (a)	2	66
Schlumberger Ltd.	5	353
SM Energy Co.	2	152
SouthGobi Resources Ltd. (a)	2	16
Southwestern Energy Co. (a)	2	72
Superior Energy Services Inc. (a)	4	104
Tesco Corp. (a)	2	32
Tidewater Inc.	1	57
Total SA - ADR	3	153
Triangle Petroleum Corp. (a)	12	79
Tullow Oil Plc	5	116
Weatherford International Ltd. (a)	9	132
Whiting Petroleum Corp. (a)	3	141
		7,038
INDUSTRIALS - 1.5%
Boart Longyear Ltd.	12	54
Robbins & Myers Inc.	2	86
		140
INFORMATION TECHNOLOGY - 0.3%
RigNet Inc. (a)	2	27

MATERIALS - 19.3%
Allied Gold Mining Plc (a)	11	20
AngloGold Ashanti Ltd. - ADR	2	55
Barrick Gold Corp.	1	61
BHP Billiton Plc - ADR	2	141
Celanese Corp.	1	65
Centamin Plc	15	17
CGA Mining Ltd.	12	25
Cliffs Natural Resources Inc.	1	73
Colossus Minerals Inc.	4	19
Freeport-McMoRan Copper & Gold Inc.	3	131
G-Resources Group Ltd. (a)	372	23
Guyana Goldfields Inc.	2	8
Iamgold Corp.	2	26
Iluka Resources Ltd.	2	33
Impala Platinum Holdings Ltd.	2	44
Imperial Metals Corp.	3	53
Ivanhoe Australia Ltd. (a)	20	32
Ivanhoe Mines Ltd. (a)	3	43
MAG Silver Corp.	3	26
Minmetals Resources Ltd. (a) (b)	89	43
Nautilus Minerals Inc.	10	25
Newcrest Mining Ltd.	3	106
North American Palladium Ltd. (a)	9	22
Osisko Mining Corp.	6	71
PanAust Ltd. (a)	9	28
Rangold Resources Ltd. - ADR	1	66
Rio Tinto Plc - ADR	2	114
Romarco Minerals Inc.	24	24
Sandfire Resources NL (a)	6	49
Silver Lake Resources Ltd. (a)	5	19
St. Barbara Ltd. (a)	12	27
Tahoe Resources Inc.	2	37
Teck Cominco Ltd. - Class B	3	96
United States Steel Corp.	1	28
Vale SA - ADR	3	61
Walter Energy Inc.	1	47
Xstrata Plc	7	111
		1,869

Total Common Stocks (cost $9,716)		9,146

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 5.9%
JNL Money Market Fund, 0.05% (c) (d)	569	569

Total Short Term Investments (cost $569)		569
Total Investments - 100.3% (cost $10,285)		9,715
Other Assets and Liabilities, Net - (0.3%)		(25)
Total Net Assets - 100.0%		$9,690

(a)	Non-income producing security.

See accompanying Notes to the Schedules of Investments.

(b)

Rule 144A liquid security. Rule 144A of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board” or “Trustees”). As of March 31, 2012, the value of Rule 144A liquid securities was $43.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

	Shares/Par †	Value
Curian/Nicholas Convertible Arbitrage Fund
CORPORATE BONDS AND NOTES - 98.6%
CONSUMER DISCRETIONARY - 17.1%
D.R. Horton Inc., 2.00%, 05/15/14 (a) (f)	$105	$136
Gaylord Entertainment Co., 3.75%, 10/01/14 (a) (b) (f)	105	135
Iconix Brand Group Inc., 2.50%, 06/01/16 (a) (b) (f)	105	102
International Game Technology, 3.25%, 05/01/14 (b) (f)	105	119
Lions Gate Entertainment Corp., 3.63%, 03/15/25 (a) (f)	105	187
MGM Resorts International, 4.25%, 04/15/15 (a) (f)	150	159
Priceline.com Inc., 1.00%, 03/15/18 (b) (f)	40	42
		880
CONSUMER STAPLES - 2.5%
Tyson Foods Inc., 3.25%, 10/15/13 (f)	105	130

ENERGY - 5.6%
Green Plains Renewable Energy Inc., 5.75%, 11/01/15 (f)	80	85
InterOil Corp., 2.75%, 11/15/15 (f)	120	103
Peabody Energy Corp., 4.75%, 12/15/41 (a) (f)	105	99
		287
FINANCIALS - 9.1%
Annaly Capital Management Inc., 4.00%, 02/15/15 (f)	200	232
Jefferies Group Inc., 3.88%, 11/01/29 (f)	210	200
MGIC Investment Corp., 5.00%, 05/01/17 (f)	50	39
		471
HEALTH CARE - 18.0%
Gilead Sciences Inc., 1.00%, 05/01/14 (a) (f)	95	116
Hologic Inc., 2.00%, 12/15/37 (a) (c) (f)	105	124
Insulet Corp., 3.75%, 06/15/16 (f)	100	104
Medivation Inc., 2.63%, 04/01/17 (f)	100	106
NuVasive Inc., 2.75%, 07/01/17 (f)	60	51
Regeneron Pharmaceuticals Inc., 1.88%, 10/01/16 (b) (f)	55	84
Teva Pharmaceutical Finance Co. LLC, 0.25%, 02/01/26 (f)	110	121
Theravance Inc., 3.00%, 01/15/15 (f)	100	103
Volcano Corp., 2.88%, 09/01/15 (f)	100	119
		928
INDUSTRIALS - 10.3%
Avis Budget Group Inc., 3.50%, 10/01/14 (a) (f)	105	123
Chart Industries Inc., 2.00%, 08/01/18 (a) (f)	105	134
Greenbrier Cos. Inc., 3.50%, 04/01/18 (a) (b) (f)	160	154
Navistar International Corp., 3.00%, 10/15/14 (a) (f)	110	121
		532
INFORMATION TECHNOLOGY - 26.9%
Alliance Data Systems Corp., 1.75%, 08/01/13 (a) (f)	115	186
Anixter International Inc., 1.00%, 02/15/13 (a) (f)	105	132
Ciena Corp., 4.00%, 03/15/15 (a) (b) (f)	110	124
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b) (f)	105	97
Ixia, 3.00%, 12/15/15 (f)	125	129
Lam Research Corp., 1.25%, 05/15/18 (b) (f)	105	110
Micron Technology Inc., 1.88%, 08/01/31 (a) (b) (f)	135	143
NetApp Inc., 1.75%, 06/01/13 (a) (f)	105	152
Nuance Communications Inc., 2.75%, 11/01/31 (a) (b) (f)	105	119
Quantum Corp., 3.50%, 11/15/15 (f)	57	58
Xilinx Inc., 3.13%, 03/15/37 (f)	105	133
		1,383
MATERIALS - 5.5%
Allegheny Technologies Inc., 4.25%, 06/01/14 (a) (f)	125	156
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a) (f)	105	126
		282
TELECOMMUNICATION SERVICES - 3.6%
SBA Communications Corp., 4.00%, 10/01/14 (f)	105	185

Total Corporate Bonds and Notes (cost $5,027)		5,078

SHORT TERM INVESTMENTS - 3.9%

Investment Company - 3.9%
JNL Money Market Fund, 0.05% (d) (e)	201	201

Total Short Term Investments (cost $201)		201
Total Investments - 102.5% (cost $5,228)		5,279
Total Securities Sold Short - (44.0%) (proceeds $2,230)		(2,264)
Other Assets and Liabilities, Net - 41.5%		2,135
Total Net Assets - 100.0%		$5,150

SECURITIES SOLD SHORT - 44.0%
COMMON STOCKS - 44.0%
CONSUMER DISCRETIONARY - 9.3%
DR Horton Inc.	6	$91
Gaylord Entertainment Co.	3	92
Iconix Brand Group Inc.	2	42
International Game Technology	2	27
Lions Gate Entertainment Corp.	12	173
MGM Resorts International	3	42
Priceline.com Inc.	—	14
		481
CONSUMER STAPLES - 1.7%
Tyson Foods Inc. - Class A	5	90

ENERGY - 1.4%
Green Plains Renewable Energy Inc.	4	44
Peabody Energy Corp.	1	26
		70
FINANCIALS - 1.5%
Annaly Capital Management Inc.	2	40
Jefferies Group Inc.	1	25
MGIC Investment Corp.	2	10
		75

See accompanying Notes to the Schedules of Investments.

	Shares/Par †	Value
HEALTH CARE - 8.1%
Gilead Sciences Inc.	1	49
Hologic Inc.	3	64
Insulet Corp.	3	62
NuVasive Inc.	1	11
Regeneron Pharmaceuticals Inc.	1	81
Teva Pharmaceutical Industries Ltd. - ADR	1	45
Theravance Inc.	2	39
Volcano Corp.	2	68
		419
INDUSTRIALS - 4.5%
Avis Budget Group Inc.	4	59
Chart Industries Inc.	1	92
Greenbrier Cos. Inc.	2	42
Navistar International Corp.	1	41
		234
INFORMATION TECHNOLOGY - 13.5%
Alliance Data Systems Corp.	1	126
Anixter International Inc.	1	94
Ciena Corp.	2	40
Electronic Arts Inc.	2	31
Ixia	4	46
Lam Research Corp.	1	30
Micron Technology Inc.	9	69
NetApp Inc.	2	103
Nuance Communications Inc.	2	63
Xilinx Inc.	3	91
		693
MATERIALS - 2.3%
Allegheny Technologies Inc.	2	64
Kaiser Aluminum Corp.	1	52
		116
TELECOMMUNICATION SERVICES - 1.7%
SBA Communications Corp.	2	86
Total Securities Sold Short - 44.0% (proceeds $2,230)		$2,264

†	Par amounts are listed in USD unless otherwise noted.
(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)

Rule 144A liquid security. Rule 144A of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Board. As of March 31, 2012, the value of Rule 144A liquid securities was $1,229.

(c)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2012.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.
(f)	Convertible security.

Curian/PIMCO Credit Income Fund
CORPORATE BONDS AND NOTES - 19.3%
ENERGY - 2.0%
NGPL PipeCo LLC, 6.51%, 12/15/12 (a)	$50	$48
Rockies Express Pipeline LLC, 6.85%, 07/15/18 (a)	27	25
		73
FINANCIALS - 17.3%
Citigroup Inc., 6.13%, 05/15/18	100	112
Goldman Sachs Group Inc., 7.50%, 02/15/19	100	114
JPMorgan Chase & Co., 7.25%, 02/01/18	100	121
Lloyds TSB Bank Plc, 5.80%, 01/13/20 (a)	60	62
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	110	122
Morgan Stanley, 7.30%, 05/13/19	90	97
		628
Total Corporate Bonds and Notes (cost $702)		701

GOVERNMENT AND AGENCY OBLIGATIONS - 43.6%
GOVERNMENT SECURITIES - 43.6%
U.S. Treasury Securities - 43.6%
U.S. Treasury Bond, 3.13%, 11/15/41	360	345
U.S. Treasury Note, 2.00%, 11/15/21	1,260	1,241

Total Government and Agency Obligations (cost $1,621)		1,586

SHORT TERM INVESTMENTS - 36.9%

Federal Home Loan Bank - 13.7%
Federal Home Loan Bank, 0.15%, 08/31/12 (b)	500	500

Federal Home Loan Mortgage Corp. - 11.0%
Federal Home Loan Mortgage Corp., 0.12%, 06/27/12 (b)	400	400

Investment Company - 6.7%
JNL Money Market Fund, 0.05% (c) (d)	244	244

Treasury Securities - 5.5%
U.S. Treasury Bill, 0.13%, 01/10/13	200	200

Total Short Term Investments (cost $1,344)		1,344
Total Investments - 99.8% (cost $3,667)		3,631
Other Assets and Liabilities, Net - 0.2%		6
Total Net Assets - 100.0%		$3,637

†	Par amounts are listed in USD unless otherwise noted.
(a)

Rule 144A liquid security. Rule 144A of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Board. As of March 31, 2012, the value of Rule 144A liquid securities was $135.

(b)	This security is a direct debt of the agency and not collateralized by mortgages.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

See accompanying Notes to the Schedules of Investments.

Curian/PIMCO Credit Income Fund

Notes to Schedules of Investments

Schedule of Credit Default Swap Agreements (in thousands)

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(5)	Expiration Date	Notional Amount(1), (4)	Value	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(2)
BOA	CDX.NA.IG.17	0.86%	1.00%	12/20/2016	$(200)	$1	$1
MSS	CDX.NA.IG.17	1.16%	1.00%	12/20/2021	(1,625)	(22)	3
UBS	CDX.NA.IG.17	0.86%	1.00%	12/20/2016	(500)	3	1
BOA	CDX.NA.IG.18	0.91%	1.00%	06/20/2017	(30)	—	—
CSI	CDX.NA.IG.18	0.91%	1.00%	06/20/2017	(60)	—	—
UBS	CDX.NA.IG.18	1.18%	1.00%	06/20/2022	(725)	(11)	(2)
					$(3,140)	$(8)	$3

(1)Notional amount is stated in USD.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on credit indices, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the notional amount which is defined under the terms of each swap agreement.

(5)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to the Schedules of Investments.

	Shares/Par †	Value
Curian/PineBridge Merger Arbitrage Fund
COMMON STOCKS - 64.5%
CONSUMER DISCRETIONARY - 1.9%
Astral Media Inc. - Class A	2	$97

FINANCIALS - 11.2%
Advance America Cash Advance Centers Inc.	5	52
Delphi Financial Group Inc. - Class A	9	390
Encore Bancshares Inc. (a)	2	44
Pacific Capital Bancorp (a)	2	91
		577
HEALTH CARE - 7.8%
Transcend Services Inc. (a)	5	153
Zoll Medical Corp. (a)	3	250
		403
INDUSTRIALS - 12.2%
Goodrich Corp.	4	477
Thomas & Betts Corp. (a)	2	151
		628
INFORMATION TECHNOLOGY - 23.5%
Convio Inc. (a)	10	155
Motorola Mobility Holdings Inc. (a)	10	388
Novellus Systems Inc. (a)	3	150
RADVision Ltd. (a)	12	141
Taleo Corp. - Class A (a)	8	381
		1,215
MATERIALS - 3.0%
Solutia Inc.	6	153

TELECOMMUNICATION SERVICES - 3.0%
AboveNet Inc. (a)	2	157

UTILITIES - 1.9%
CH Energy Group Inc.	2	100

Total Common Stocks (cost $3,326)		3,330

SHORT TERM INVESTMENTS - 35.7%

Investment Company - 29.9%
JNL Money Market Fund, 0.05% (b) (c)	1,546	1,546

Treasury Securities - 5.8%
U.S. Treasury Bill
0.08%, 05/10/12 (d)	$200	200
0.02%, 05/24/12	100	100
		300
Total Short Term Investments (cost $1,846)		1,846
Total Investments - 100.2% (cost $5,172)		5,176
Total Securities Sold Short - (3.8%) (proceeds $191)		(195)
Other Assets and Liabilities, Net - 3.6%		183
Total Net Assets - 100.0%		$5,164

SECURITIES SOLD SHORT - 3.8%
COMMON STOCKS - 3.8%
INFORMATION TECHNOLOGY - 3.1%
Convio Inc.	1	$10
Lam Research Corp.	3	151
		161
MATERIALS - 0.7%
Eastman Chemical Co.	1	34
Total Securities Sold Short - 3.8% (proceeds $191)		$195

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.
(d)	All or a portion of the securities is pledged as collateral for securities sold short.

	Shares	Value
Curian/The Boston Company Equity Income Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 18.4%
Carnival Corp.	2	$77
CBS Corp. - Class B	1	29
Home Depot Inc.	1	68
Johnson Controls Inc.	3	100
Macy’s Inc.	1	25
Newell Rubbermaid Inc.	5	87
News Corp. - Class A	6	112
Omnicom Group Inc.	3	163
Regal Entertainment Group - Class A	4	48
Stanley Black & Decker Inc.	1	79
Staples Inc.	1	20
Time Warner Inc.	2	90
Viacom Inc. - Class B	1	25
Walt Disney Co.	1	53
		976
CONSUMER STAPLES - 5.8%
Coca-Cola Enterprises Inc.	2	47
ConAgra Foods Inc.	2	50
Energizer Holdings Inc. (a)	—	35
Kraft Foods Inc. - Class A	1	25
PepsiCo Inc.	2	107
Procter & Gamble Co.	1	44
		308
ENERGY - 8.3%
BP Plc - ADR	1	48
Exxon Mobil Corp.	2	157
Occidental Petroleum Corp.	2	182
Schlumberger Ltd.	1	53
		440
FINANCIALS - 26.8%
Ameriprise Financial Inc.	1	46
Arthur J. Gallagher & Co.	2	89
Berkshire Hathaway Inc. - Class B (a)	1	48
Capital One Financial Corp.	1	82
Comerica Inc.	3	104
Franklin Resources Inc.	—	32
Goldman Sachs Group Inc.	—	61
JPMorgan Chase & Co.	6	256
MetLife Inc.	3	103
Moody’s Corp.	3	125
New York Community Bancorp Inc.	2	26
TD Ameritrade Holding Corp.	3	50
Travelers Cos. Inc.	1	42
U.S. Bancorp	5	174

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Wells Fargo & Co.	5	184
		1,422
HEALTH CARE - 9.6%
Amgen Inc.	—	25
Baxter International Inc.	1	54
Johnson & Johnson	1	46
McKesson Corp.	—	42
Medtronic Inc.	1	25
Merck & Co. Inc.	2	87
Pfizer Inc.	10	231
		510
INDUSTRIALS - 9.9%
Dover Corp.	—	26
Eaton Corp.	2	87
General Electric Co.	11	226
Honeywell International Inc.	1	45
Hubbell Inc. - Class B	1	52
Pitney Bowes Inc.	3	52
United Technologies Corp.	—	35
		523
INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	1	43
Cisco Systems Inc.	8	180
Oracle Corp.	1	36
Paychex Inc.	1	37
QUALCOMM Inc.	2	156
Texas Instruments Inc.	2	72
		524
MATERIALS - 4.7%
Air Products & Chemicals Inc.	1	61
Dow Chemical Co.	3	103
Freeport-McMoRan Copper & Gold Inc.	1	22
Packaging Corp. of America	2	63
		249
TELECOMMUNICATION SERVICES - 4.1%
Vodafone Group Plc - ADR	4	113
Windstream Corp.	9	105
		218
Total Common Stocks (cost $5,005)		5,170

PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Citigroup Inc., 7.50%	1	55

Total Preferred Stocks (cost $52)		55

SHORT TERM INVESTMENTS - 1.0%

Investment Company - 1.0%
JNL Money Market Fund, 0.05% (b) (c)	50	50

Total Short Term Investments (cost $50)		50
Total Investments - 99.5% (cost $5,107)		5,275
Other Assets and Liabilities, Net - 0.5%		25
Total Net Assets - 100.0%		$5,300

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
COMMON STOCKS - 88.3%
CONSUMER DISCRETIONARY - 16.2%
CBS Corp. - Class B (a)	1	$28
Daimler AG	1	47
Delphi Automotive Plc (a) (b)	1	21
DIRECTV - Class A (b)	1	52
DR Horton Inc. (a)	1	15
DreamWorks Animation SKG Inc. - Class A (a) (b)	1	19
Esprit Holdings Ltd.	16	32
Focus Media Holding Ltd. - ADR (a)	3	85
Foot Locker Inc. (a)	2	54
Garmin Ltd. (a)	—	21
Gordman’s Stores Inc. (a) (b)	2	43
Inchcape Plc	6	39
International Game Technology (a)	3	57
Interpublic Group of Cos. Inc. (a)	2	26
Kingfisher Plc	11	53
Lennar Corp. - Class A (a)	2	41
Limited Brands Inc. (a)	2	77
Liz Claiborne Inc. (a) (b)	5	70
Lowe’s Cos. Inc. (a)	1	40
Macy’s Inc. (a)	2	88
Mohawk Industries Inc. (a) (b)	1	72
Newell Rubbermaid Inc. (a)	9	169
News Corp. - Class A (a)	2	47
PVH Corp. (a)	2	194
Sally Beauty Holdings Inc. (a) (b)	1	17
Shuffle Master Inc. (a) (b)	3	58
Standard Pacific Corp. (a) (b)	4	19
Steven Madden Ltd. (a) (b)	—	17
Toyoda Gosei Co. Ltd.	4	75
Viacom Inc. - Class B (a)	2	80
Williams-Sonoma Inc. (a)	1	31
		1,687
CONSUMER STAPLES - 9.7%
Avon Products Inc. (a)	3	52
Carrefour SA	3	68
Casey’s General Stores Inc. (a)	—	20
Coca-Cola Amatil Ltd.	4	55
Coca-Cola Enterprises Inc. (a)	4	101
CVS Caremark Corp. (a)	2	74
Energizer Holdings Inc. (a) (b)	1	76
Fomento Economico Mexicano SAB de CV - ADR (a)	2	135
Kirin Holdings Co. Ltd.	5	65
Monster Beverage Corp. (a) (b)	—	25
Post Holdings Inc. (a) (b)	—	10
Procter & Gamble Co. (a)	1	36
Ralcorp Holdings Inc. (a) (b)	1	76
Tesco Plc	7	36
Toyo Suisan Kaisha Ltd.	2	52
Unilever NV	3	85
United Natural Foods Inc. (a) (b)	—	22
Whole Foods Market Inc. (a)	—	21
		1,009
ENERGY - 4.2%
Approach Resources Inc. (a) (b)	—	16
China Coal Energy Co	33	37
Ensco International Plc - ADR (a)	1	51
Gulfport Energy Corp. (a) (b)	1	30
Occidental Petroleum Corp. (a)	—	47

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Oil States International Inc. (a) (b)	—	16
Petroleo Brasileiro SA - Petrobras - ADR (a)	2	52
Pioneer Natural Resources Co. (a)	—	51
Rowan Cos. Inc. (a) (b)	1	17
SandRidge Energy Inc. (a) (b)	3	23
TGS Nopec Geophysical Co. ASA	1	23
Total SA	1	26
Valero Energy Corp. (a)	2	50
		439
FINANCIALS - 7.7%
Allstate Corp. (a)	1	33
Ameriprise Financial Inc. (a)	1	53
Arthur J. Gallagher & Co. (a)	1	22
Associated Banc-Corp. (a)	1	15
Banco Santander Brasil SA - ADR (a)	3	31
BlackRock Inc. (a)	—	47
Brown & Brown Inc. (a)	2	37
Capital One Financial Corp. (a)	1	46
CBRE Group Inc. - Class A (a) (b)	3	53
Fifth Third Bancorp (a)	1	19
First Commonwealth Financial Corp. (a)	4	23
Hudson City Bancorp Inc. (a)	3	20
Invesco Ltd. (a)	2	42
Jones Lang LaSalle Inc. (a)	—	33
Mid-America Apartment Communities Inc. (a)	—	19
Muenchener Rueckversicherungs AG	—	59
Nelnet Inc. - Class A (a)	1	29
Portfolio Recovery Associates Inc. (a) (b)	—	20
Principal Financial Group Inc. (a)	1	24
Prosperity Bancshares Inc. (a)	1	34
SVB Financial Group (a) (b)	—	25
T. Rowe Price Group Inc. (a)	1	39
Wells Fargo & Co. (a)	2	74
		797
HEALTH CARE - 12.5%
Alexion Pharmaceuticals Inc. (a) (b)	—	16
Allscripts-Misys Healthcare Solutions Inc. (a) (b)	1	22
AmerisourceBergen Corp. (a)	—	17
Amylin Pharmaceuticals Inc. (b)	1	26
Ariad Pharmaceuticals Inc. (a) (b)	3	53
Astellas Pharma Inc.	1	37
CareFusion Corp. (a) (b)	1	14
Catalyst Health Solutions Inc. (a) (b)	—	21
Celgene Corp. (a) (b)	1	43
CIGNA Corp. (a)	2	90
Covidien Plc (a)	1	64
Cubist Pharmaceuticals Inc. (a) (b)	1	56
Emergent BioSolutions Inc. (a) (b)	1	12
Hanger Orthopedic Group Inc. (a) (b)	2	51
HMS Holdings Corp. (a) (b)	1	16
Hologic Inc. (a) (b)	2	45
Humana Inc. (a)	1	53
Idenix Pharmaceuticals Inc. (a) (b)	3	30
Jazz Pharmaceuticals Plc (a) (b)	—	17
McKesson Corp. (a)	1	44
Medicis Pharmaceutical Corp. - Class A (a)	1	38
Omnicare Inc. (a)	1	52
Pfizer Inc. (a)	2	47
Questcor Pharmaceuticals Inc. (a) (b)	—	16
Salix Pharmaceuticals Ltd. (a) (b)	2	87
Sanofi-Aventis SA	1	40
Sanofi-Aventis SA - ADR (a)	2	59
St. Jude Medical Inc. (a)	2	67
United Therapeutics Corp. (a) (b)	1	57
Vertex Pharmaceuticals Inc. (a) (b)	1	44
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	5	65
		1,299
INDUSTRIALS - 7.2%
BAE Systems Plc	13	64
BE Aerospace Inc. (a) (b)	—	20
CH Robinson Worldwide Inc. (a)	—	13
Con-Way Inc. (a)	—	15
Corporate Executive Board Co. (a)	—	20
Dover Corp. (a)	1	84
Eaton Corp. (a)	1	53
EMCOR Group Inc. (a)	1	20
Equifax Inc. (a)	1	40
Finmeccanica SpA (b)	2	11
Granite Construction Inc. (a)	1	29
Herman Miller Inc. (a)	1	12
Hexcel Corp. (a) (b)	1	19
ICF International Inc. (a) (b)	1	14
Ingersoll-Rand Plc (a)	—	16
Kirby Corp. (a) (b)	—	23
Landstar System Inc. (a)	1	41
Orion Marine Group Inc. (a) (b)	4	31
Precision Castparts Corp. (a)	—	55
Regal-Beloit Corp. (a)	—	24
Trinity Industries Inc. (a)	1	30
Triumph Group Inc. (a)	—	20
United Technologies Corp. (a)	1	44
UTi Worldwide Inc. (a)	2	30
Verisk Analytics Inc. - Class A (a) (b)	—	21
		749
INFORMATION TECHNOLOGY - 25.3%
Akamai Technologies Inc. (a) (b)	2	84
Alliance Data Systems Corp. (a) (b)	1	117
Apple Inc. (a) (b)	—	42
Applied Micro Circuits Corp. (a) (b)	3	21
AU Optronics Corp. - ADR (a)	7	31
Autodesk Inc. (a) (b)	2	78
Avago Technologies Ltd. (a)	1	37
Avnet Inc. (a) (b)	1	42
Bankrate Inc. (a) (b)	1	23
Broadcom Corp. - Class A (a)	3	133
Cisco Systems Inc. (a)	2	52
Citrix Systems Inc. (a) (b)	—	25
Cognizant Technology Solutions Corp. - Class A (a) (b)	1	101
CSG Systems International Inc. (a) (b)	2	27
DealerTrack Holdings Inc. (a) (b)	2	49
Electronic Arts Inc. (a) (b)	10	171
F5 Networks Inc. (a) (b)	—	30
Informatica Corp. (a) (b)	2	96
Intuit Inc. (a)	2	94
Linear Technology Corp. (a)	1	19
LSI Corp. (a) (b)	2	19
Marvell Technology Group Ltd. (a) (b)	1	16
Mentor Graphics Corp. (a) (b)	2	23
Micron Technology Inc. (a) (b)	3	21
Micros Systems Inc. (a) (b)	1	49
Microsemi Corp. (a) (b)	—	10
Murata Manufacturing Co. Ltd.	1	42
Nuance Communications Inc. (a) (b)	1	15
Oracle Corp. (a)	3	100
QUALCOMM Inc. (a)	3	218
Red Hat Inc. (a) (b)	1	39
Ricoh Co. Ltd.	5	49
Salesforce.com Inc. (a) (b)	—	36
SanDisk Corp. (a) (b)	1	71
ScanSource Inc. (a) (b)	1	29

See accompanying Notes to the Schedules of Investments.

	Shares	Value
Siliconware Precision Industries Co. - ADR (a)	17	103
Skyworks Solutions Inc. (a) (b)	2	52
Synopsys Inc. (a) (b)	1	18
Teradata Corp. (a) (b)	1	100
Texas Instruments Inc. (a)	1	25
Total System Services Inc. (a)	2	41
Vantiv Inc. - Class A (a) (b)	1	23
Velti Plc (a) (b)	4	55
Vishay Intertechnology Inc. (a) (b)	6	72
VMware Inc. - Class A (a) (b)	—	37
Western Digital Corp. (a) (b)	1	38
Wright Express Corp. (a) (b)	—	30
Xilinx Inc. (a)	1	35
		2,638
MATERIALS - 2.7%
China Vanadium Titano - Magnetite Mining Co. Ltd.	105	24
Clariant AG (b)	3	42
FMC Corp. (a)	—	20
Georgia Gulf Corp. (a) (b)	1	34
Innospec Inc. (a) (b)	—	11
Monsanto Co. (a)	1	46
Sherwin-Williams Co. (a)	—	45
Yingde Gases	22	25
Zoltek Cos. Inc. (a) (b)	3	37
		284
TELECOMMUNICATION SERVICES - 1.2%
VimpelCom Ltd. - ADR (a)	4	41
Vodafone Group Plc - ADR (a)	3	79
		120
UTILITIES - 1.6%
Cia Paranaense de Energia - ADR (a)	3	73
E.ON AG	1	32
Edison International (a)	—	14
Tokyo Gas Co. Ltd.	10	47
		166
Total Common Stocks (cost $8,835)		9,188

INVESTMENT COMPANIES - 0.8%
ProShares Ultra VIX Short-Term Futures ETF (a)	2	32
ProShares VIX Short-Term Futures ETF (a)	1	53

Total Investment Companies (cost $95)		85

SHORT TERM INVESTMENTS - 6.9%

Investment Company - 6.9%
JNL Money Market Fund, 0.05% (c) (e)	720	720

Total Short Term Investments (cost $720)		720
Total Investments - 96.0% (cost $9,650)		9,993
Total Securities Sold Short - (89.8%) (proceeds $9,275)		(9,347)
Other Assets and Liabilities, Net - 93.8%		9,764
Total Net Assets - 100.0%		$10,410

SECURITIES SOLD SHORT - 89.8%
COMMON STOCKS - 85.7%
CONSUMER DISCRETIONARY - 13.8%
Advance Auto Parts Inc.	2	$135
Bayerische Motoren Werke AG	1	60
Best Buy Co. Inc.	1	35
Carpetright Plc	10	115
Dollar General Corp.	1	60
DSW Inc. - Class A	—	8
Family Dollar Stores Inc.	1	91
Gap Inc.	2	51
Gentex Corp.	3	69
J.C. Penney Co. Inc.	2	66
Jos. A. Bank Clothiers Inc.	—	14
Kohl’s Corp.	—	5
Li & Fung Ltd. - ADR	29	131
National Presto Industries Inc.	1	47
NetFlix Inc.	1	66
NGK Spark Plug Co. Ltd.	5	72
Pandora Media Inc.	11	109
PetMed Express Inc.	5	60
Thomson Reuters Corp.	5	141
Tiffany & Co.	1	59
TJX Cos. Inc.	1	38
		1,432
CONSUMER STAPLES - 11.6%
Asahi Breweries Ltd.	3	73
Casino Guichard Perrachon SA	1	80
Church & Dwight Co. Inc.	—	16
Colgate-Palmolive Co.	1	73
Constellation Brands Inc. - Class A	5	127
Dr. Pepper Snapple Group Inc.	3	105
Flowers Foods Inc.	6	120
Hormel Foods Corp.	4	103
Kimberly-Clark de Mexico SAB de CV - ADR - Class A	2	62
Metcash Ltd. (d)	5	21
Pernod-Ricard SA	1	60
Safeway Inc.	3	62
SUPERVALU Inc.	3	18
Sysco Corp.	2	70
The Fresh Market Inc.	—	16
Wal-Mart de Mexico SAB de CV - ADR	2	83
Walgreen Co.	1	46
WM Morrison Supermarkets Plc	9	41
Woolworths Ltd.	1	30
		1,206
ENERGY - 4.0%
Bill Barrett Corp.	1	23
Bourbon SA	1	19
CARBO Ceramics Inc.	—	17
CNOOC Ltd. - ADR	—	63
Comstock Resources Inc.	2	28
Continental Resources Inc.	—	33
Forest Oil Corp.	3	38
Murphy Oil Corp.	2	92
Seadrill Ltd.	2	69
Yanzhou Coal Mining Co. Ltd. - ADR	2	39
		421
FINANCIALS - 7.8%
Banco Bradesco SA - ADR	2	35
Bank of Hawaii Corp.	—	16
BankUnited Inc.	2	42
Charles Schwab Corp.	3	45
First Republic Bank	1	29
Hannover Rueckversicherung AG	1	83
Hanover Insurance Group Inc.	—	16
Huntington Bancshares Inc.	13	84
Jefferies Group Inc.	2	37
Legg Mason Inc.	2	62
MSCI Inc. - Class A	1	32
New York Community Bancorp Inc.	3	43
People’s United Financial Inc.	2	22

See accompanying Notes to the Schedules of Investments.

	Shares	Value
PrivateBancorp Inc.	2	26
Progressive Corp.	3	66
SunTrust Banks Inc.	4	99
TD Ameritrade Holding Corp.	2	42
Trustmark Corp.	1	30
		809
HEALTH CARE - 12.2%
AMAG Pharmaceuticals Inc.	4	57
AstraZeneca Plc - ADR	1	42
Becton Dickinson & Co.	1	68
Conceptus Inc.	4	59
Conmed Corp.	2	62
Covance Inc.	1	48
CR Bard Inc.	—	41
Eisai Co. Ltd.	2	68
Genomic Health Inc.	2	53
H Lundbeck A/S	2	41
Haemonetics Corp.	1	83
Idexx Laboratories Inc.	—	22
Integra LifeSciences Holdings Corp.	2	54
Invacare Corp.	1	16
Kindred Healthcare Inc.	3	28
Lincare Holdings Inc.	3	82
Masimo Corp.	2	52
Novo-Nordisk A/S - ADR	1	146
Owens & Minor Inc.	5	152
Seattle Genetics Inc.	4	76
Select Medical Holdings Corp.	3	21
		1,271
INDUSTRIALS - 5.7%
Cummins Inc.	—	15
Donaldson Co. Inc.	2	67
Kennametal Inc.	1	39
Knight Transportation Inc.	2	36
Lennox International Inc.	1	20
Lockheed Martin Corp.	2	151
Pall Corp.	—	23
Rollins Inc.	1	24
Rolls-Royce Holdings Plc	7	93
Terex Corp.	—	7
Waste Management Inc.	2	81
Xylem Inc.	1	39
		595
INFORMATION TECHNOLOGY - 24.1%
Acme Packet Inc.	1	38
Activision Blizzard Inc.	10	123
ADTRAN Inc.	1	23
Advanced Semiconductor Engineering Inc. - ADR	26	133
Aixtron SE - ADR	2	42
Amdocs Ltd.	1	39
Ansys Inc.	1	36
Aruba Networks Inc.	2	35
CA Inc.	2	53
Cadence Design Systems Inc.	2	28
Canon Inc.	1	48
Cavium Inc.	1	34
Concur Technologies Inc.	1	52
Corning Inc.	5	77
Dell Inc.	1	22
Finisar Corp.	6	127
First Solar Inc.	3	87
Hewlett-Packard Co.	5	119
Hittite Microwave Corp.	1	56
Infosys Technologies Ltd. - ADR	2	102
Intel Corp.	3	77
JDS Uniphase Corp.	2	32
Microsoft Corp.	6	184
Nokia Oyj - ADR	19	104
Polycom Inc.	7	126
Research In Motion Ltd.	9	131
Riverbed Technology Inc.	4	120
SAP AG - ADR	—	24
Seiko Epson Corp.	3	40
Symantec Corp.	2	40
Telefonaktiebolaget LM Ericsson - ADR	11	113
Western Union Co.	4	71
Yahoo! Inc.	9	133
Zynga Inc. - Class A	3	39
		2,508
MATERIALS - 3.5%
ArcelorMittal South Africa Ltd. - ADR	5	37
BASF SE	—	41
Compass Minerals International Inc.	1	69
Potash Corp. of Saskatchewan Inc.	2	80
Reliance Steel & Aluminum Co.	—	17
Sigma-Aldrich Corp.	—	35
STR Holdings Inc.	12	58
United States Steel Corp.	1	32
		369
TELECOMMUNICATION SERVICES - 1.4%
tw telecom inc.	—	8
Verizon Communications Inc.	4	134
		142
UTILITIES - 1.6%
Consolidated Edison Co.	—	13
Drax Group Plc	3	27
GDF Suez	1	28
Toho Gas Co. Ltd.	10	59
Tractebel Energia SA - ADR	2	43
		170
Total Common Stocks — (proceeds $8,863)		8,923

PREFERRED STOCKS - 0.8%
CONSUMER STAPLES - 0.8%
Lindt & Spruengli AG	—	84

Total Preferred Stocks (proceeds $77)		84

INVESTMENT COMPANIES - 3.3%
SPDR S&P Mid Cap 400 ETF Trust	2	309
SPDR Trust - Series 1	—	31

Total Investment Companies (proceeds $335)		340
Total Securities Sold Short — 89.8% (proceeds $9,275)		$9,347

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(e)	Yield changes daily to reflect current market conditions. Rate was quoted yield as of March 31, 2012.

See accompanying Notes to the Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Currencies:
AUD - Australian Dollar	NOK - Norwegian Krone
BRL - Brazilian Real	NZD - New Zealand Dollar
CAD - Canadian Dollar	RUB - Russian Ruble
CLP - Chilean Peso	SEK - Swedish Krona
EUR - European Currency Unit (Euro)	ZAR - South African Rand
JPY - Japanese Yen	USD - United States Dollar

Abbreviations:
“-” Amount rounds to less than one thousand	MBS - Mortgage Backed Security
ACWI - All Country World Index	MLP - Master Limited Partnership
ADR - American Depositary Receipt	MSCI - Morgan Stanley Capital International
CDX - Credit Default Swap Index	REIT - Real Estate Investment Trust
EAFE - Europe, Australia and Far East	SPDR - Standard & Poor’s Depositary Receipt
EMU - Economic and Monetary Union (Europe)	TIPS - Treasury Inflation Protected Securities
ETF - Exchange Traded Fund	VIX - Volatility Index
ETN - Exchange Traded Note

Counterparty Abbreviations:
BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BOA - Bancamerica Securities/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CCI - Citicorp Securities, Inc.	RBS - Royal Bank of Scotland
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
JPM - J.P. Morgan

Security Valuation — The Curian Variable Series Trust’s (“Trust”) Adviser and Administrator, Curian Capital, LLC (“Adviser” or “Administrator”), has entered into a Sub-Administration and Fund Accounting Services Agreement on behalf of the Funds with Jackson Fund Services (“JFS”), a division of Jackson National Asset Management, LLC (“JNAM”), the Trust’s Sub-Administrator.  The Adviser and JNAM are each a subsidiary of Jackson National Life Insurance Company.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”) which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, whether through a standardized fair valuation methodology or a fair valuation determination, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Feeder Fund’s investment in the Master Fund is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in the Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Sub-Administrator, a broker/dealer or a widely used quotation system.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Non-exchange traded derivatives, such as swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Sub-Administrator’s may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, securities priced by pricing services, over the counter derivatives, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Sub-Administrator’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuations, the Sub-Administrator regularly compares prior day prices, prices of comparable securities and sales prices to current day prices and challenges those prices exceeding certain tolerance levels with the pricing services or broker.  To substantiate Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Guidance - Maximize Income Fund
Investment Companies	$133	$—	$—	$133
Fund Total	$133	$—	$—	$133
Curian Guidance - Balanced Income Fund
Investment Companies	$491	$—	$—	$491
Fund Total	$491	$—	$—	$491
Curian Guidance - Rising Income Fund
Investment Companies	$387	$—	$—	$387
Fund Total	$387	$—	$—	$387
Curian Guidance - Moderate Growth Fund
Investment Companies	$611	$—	$—	$611
Fund Total	$611	$—	$—	$611
Curian Guidance - Maximum Growth Fund
Investment Companies	$204	$—	$—	$204
Fund Total	$204	$—	$—	$204
Curian Guidance - Tactical Moderate Growth Fund
Investment Companies	$631	$—	$—	$631
Fund Total	$631	$—	$—	$631

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Guidance - Tactical Maximum Growth Fund
Investment Companies	$157	$—	$—	$157
Fund Total	$157	$—	$—	$157
Curian Guidance - Institutional Alt 65 Fund
Investment Companies	$1,122	$—	$—	$1,122
Fund Total	$1,122	$—	$—	$1,122
Curian Guidance - Institutional Alt 100 Fund
Investment Companies	$874	$—	$—	$874
Fund Total	$874	$—	$—	$874
Curian Tactical Advantage 35 Fund
Investment Companies	$859	$—	$—	$859
Short Term Investments	22	—	—	22
Fund Total	$881	$—	$—	$881
Curian Tactical Advantage 60 Fund
Investment Companies	$1,139	$—	$—	$1,139
Short Term Investments	28	—	—	28
Fund Total	$1,167	$—	$—	$1,167
Curian Tactical Advantage 75 Fund
Investment Companies	$833	$—	$—	$833
Short Term Investments	21	—	—	21
Fund Total	$854	$—	$—	$854
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$982	$—	$—	$982
Short Term Investments	2,361	7,560	—	9,921
Fund Total	$3,343	$7,560	$—	$10,903
Curian Dynamic Risk Advantage - Aggressive Fund
Investment Companies	$692	$—	$—	$692
Short Term Investments	2,009	7,729	—	9,738
Fund Total	$2,701	$7,729	$—	$10,430
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$1,246	$—	$—	$1,246
Short Term Investments	146	—	—	146
Fund Total	$1,392	$—	$—	$1,392
Curian/American Funds Growth Fund
Investment Companies	$173	$—	$—	$173
Fund Total	$173	$—	$—	$173
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$3,123	$1,972	$—	$5,095
Preferred Stocks	35	27	—	62
Short Term Investments	263	—	—	263
Fund Total	$3,421	$1,999	$—	$5,420
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$5,234	$—	$—	$5,234
Short Term Investments	145	—	—	145
Fund Total	$5,379	$—	$—	$5,379
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$8,381	$765	$—	$9,146
Short Term Investments	569	—	—	569
Fund Total	$8,950	$765	$—	$9,715
Curian/Nicholas Convertible Arbitrage Fund
Corporate Bonds and Notes	$—	$5,078	$—	$5,078
Short Term Investments	201	—	—	201
Fund Total	$201	$5,078	$—	$5,279
Curian/PIMCO Credit Income Fund
Corporate Bonds and Notes	$—	$701	$—	$701
Government and Agency Obligations	—	1,586	—	1,586
Short Term Investments	244	1,100	—	1,344
Fund Total	$244	$3,387	$—	$3,631
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$3,330	$—	$—	$3,330
Short Term Investments	1,546	300	—	1,846
Fund Total	$4,876	$300	$—	$5,176

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/The Boston Company Equity Income Fund
Common Stocks	$5,170	$—	$—	$5,170
Preferred Stocks	55	—	—	55
Short Term Investments	50	—	—	50
Fund Total	$5,275	$—	$—	$5,275
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$8,023	$1,165	$—	$9,188
Investment Companies	85	—	—	85
Short Term Investments	720	—	—	720
Fund Total	$8,828	$1,165	$—	$9,993

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(2,264)	$—	$—	$(2,264)
Fund Total	$(2,264)	$—	$—	$(2,264)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(195)	$—	$—	$(195)
Fund Total	$(195)	$—	$—	$(195)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(7,940)	$(984)	$—	$(8,923)
Preferred Stocks	—	(84)	—	(84)
Investment Companies	(340)	—	—	(340)
Fund Total	$(8,242)	$(1,105)	$—	$(9,347)

	Assets – Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Dynamic Risk Advantage – Diversified Fund
Open Futures Contracts	$13	$—	$—	$13
Open Forward Foreign Currency Contracts	—	5	—	5
Total Return Swap Agreements	—	20	—	20
Fund Total	$13	$25	$—	$38
Curian/Dynamic Risk Advantage – Aggressive Fund
Open Futures Contracts	$59	$—	$—	$59
Open Forward Foreign Currency Contracts	—	2	—	2
Total Return Swap Agreements	—	22	—	22
Fund Total	$59	$24	$—	$83
Curian/PIMCO Credit Income Fund
Credit Default Swap Agreements	$—	$5	$—	$5
Fund Total	$—	$5	$—	$5

	Liabilities – Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Dynamic Risk Advantage — Diversified Fund
Open Futures Contracts	$(4)	$—	$—	$(4)
Open Forward Foreign Currency Contracts	—	(8)	—	(8)
Total Return Swap Agreements	—	(18)	—	(18)
Fund Total	$(4)	$(26)	$—	$(30)
Curian/Dynamic Risk Advantage — Aggressive Fund
Open Futures Contracts	$(13)	$—	$—	$(13)
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
Total Return Swap Agreements	—	(19)	—	(19)
Fund Total	$(13)	$(24)	$—	$(37)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(117)	$—	$—	$(117)
Fund Total	$(117)	$—	$—	$(117)
Curian/PIMCO Credit Income Fund
Credit Default Swap Agreements	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)

(1) Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. There were no material transfers into or out of Level 1, 2 or 3 during the period. There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2012.

Investments in Affiliates - During the period ended March 31, 2012, certain Funds invested in a money market fund which is managed by JNAM, an affiliate of Curian. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The following table details cash management investments in affiliates held at March 31, 2012. There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2012.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$—	$22	$—
Curian Tactical Advantage 60 Fund	—	28	—
Curian Tactical Advantage 75 Fund	—	21	—
Curian Dynamic Risk Advantage - Diversified Fund	—	2,361	—
Curian Dynamic Risk Advantage - Aggressive Fund	—	2,009	—
Curian Dynamic Risk Advantage - Income Fund	—	146	—
Curian/Epoch Global Shareholder Yield Fund	—	263	—
Curian/FAMCO Flex Core Covered Call Fund	—	145	—
Curian/Franklin Templeton Natural Resources Fund	—	569	—
Curian/Nicholas Convertible Arbitrage Fund	—	201	—
Curian/PIMCO Credit Income Fund	—	244	—
Curian/PineBridge Merger Arbitrage Fund	—	1,546	—
Curian/The Boston Company Equity Income Fund	—	50	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	—	720	—

Recent Accounting Pronouncements - In April 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”.  ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity.  The ASU eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing.  The ASU may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction.  The ASU is effective for the first interim or annual period beginning on or after December 15, 2011.  Management is currently evaluating the impact the ASU will have on the Funds’ June 30, 2012 semi-annual report.

Securities Sold Short - A Fund may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is market-to-market daily, to the extent necessary to meet margin requirements and to cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions — A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, the Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income, as a means of risk management and as a part of its overall investment strategy.

A fund may buy and sell (“write”) call and put options on securities.  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Futures Contracts - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, the Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, the Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into forward foreign currency contracts as part of their investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements — Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Swap agreements are illiquid investments.  If a Fund transacts in over-the-counter (“OTC”) swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, the Curian/PIMCO Credit Income Fund entered into credit default swap agreements to manage credit exposure. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, the Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of March 31, 2012, for which the Fund is the seller of protection, are disclosed in these Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, the Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into total return swaps as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Income Tax Matters - As of March 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance — Maximize Income Fund	$133	$—	$—	$—
Curian Guidance — Balanced Income Fund	490	2	(1)	1
Curian Guidance — Rising Income Fund	385	3	(1)	2
Curian Guidance — Moderate Growth Fund	611	2	(2)	—
Curian Guidance — Maximum Growth Fund	203	3	(2)	1
Curian Guidance — Tactical Moderate Growth Fund	631	1	(1)	—
Curian Guidance — Tactical Maximum Growth Fund	156	2	(1)	1
Curian Guidance — Institutional Alt 65 Fund	1,128	3	(9)	(6)
Curian Guidance — Institutional Alt 100 Fund	877	2	(5)	(3)
Curian Tactical Advantage 35 Fund	875	9	(3)	6
Curian Tactical Advantage 60 Fund	1,155	15	(3)	12
Curian Tactical Advantage 75 Fund	839	17	(2)	15
Curian Dynamic Risk Advantage — Diversified Fund	10,899	9	(5)	4
Curian Dynamic Risk Advantage — Aggressive Fund	10,409	32	(11)	21
Curian Dynamic Risk Advantage — Income Fund	1,392	3	(3)	—
Curian/American Funds Growth Fund	168	5	—	5
Curian/Epoch Global Shareholder Yield Fund	5,322	163	(65)	98
Curian/FAMCO Flex Core Covered Call Fund	5,215	227	(63)	164
Curian/Franklin Templeton Natural Resources Fund	10,285	169	(739)	(570)
Curian/Nicholas Convertible Arbitrage Fund	5,228	161	(110)	51
Curian/PIMCO Credit Income Fund	3,667	3	(39)	(36)
Curian/PineBridge Merger Arbitrage Fund	5,172	14	(10)	4
Curian/The Boston Company Equity Income Fund	5,107	232	(64)	168
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	9,649	501	(157)	344

Item 2.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	May 25, 2012

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2012

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.